Accounts Payable And Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable	$ 14,502	$ 39,643
Oil and gas property costs accrual	2,460	8,529
Production and delivery costs accrual	1,288	902
Compensation and benefits accrual	1,009	3,432
Other	368	463
Total Accounts payable and Accrued liabilities	$ 19,627	$ 52,969